PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2022 and 2021, property, equipment and software consist of:

	December 31,
	2022	2021
Office buildings	$4,053,815	$4,398,414
Electronic equipment, furniture and fixtures	2,222,712	3,206,231
Motor vehicles	-	155,697
Media display equipment	1,111,450	1,197,273
Leasehold improvement	39,738	404,852
Purchased software	5,935,931	19,840,491
	13,363,646	29,202,958
Less: accumulated depreciation	(5,529,744)	(17,248,528)
Property, equipment and software, net	$7,833,902	$11,954,430

Depreciation expense for the year ended December 31, 2022, 2021, and 2020 were approximately $3.5 million, $2.2 million and $3.2 million for continuing operations, and $3.7 million, $1.5 million, -0- for discontinued operations respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carry value of approximately $2.3 million, are used as collateral for its short-term bank loan.